SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Information [Abstract]
Consolidated revenue	$ 4,375,664	$ 2,175,378	$ 826,968
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	2,791,894	1,378,141	581,336
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	790,308	282,618	14,713
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	655,007	489,291	229,773
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 138,455	$ 25,328	$ 1,146